Provisions (Tables)	3 Months Ended
Mar. 31, 2023
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Summary of Provisions

	Restructuring	Provisions related to other taxes	Other	Total
	€m	€m	€m	€m
Balance as of January 1, 2023	4.8	8.7	23.9	37.4
Additional provision in the period	16.3	—	2.1	18.4
Release of provision	—	—	(0.1)	(0.1)
Utilization of provision	(0.1)	—	(1.3)	(1.4)
Foreign exchange	0.1	—	0.1	0.2
Balance as of March 31, 2023	21.1	8.7	24.7	54.5

Analysis of total provisions:			March 31, 2023	December 31, 2022
Current			52.9	36.1
Non-current			1.6	1.3
Total			54.5	37.4